Lease - Operating lease payments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lease
2023	¥ 1,295
2024	804
Total undiscounted operating lease payments	2,099
Less: imputed interest	(64)
Present value of operating lease liabilities	¥ 2,035